Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (2.7%)
Advanced Info Service PCL - Foreign Shares	Thailand	675,100	5,455
Car Group, Ltd.	Australia	126,566	3,289
Hellenic Telecommunications Organization SA	Greece	133,959	2,310
KDDI Corp.	Japan	192,200	6,152
SEEK, Ltd.	Australia	121,646	2,098
SoftBank Group Corp.	Japan	94,300	5,567

Total			24,871

Consumer Discretionary (9.5%)
Aristocrat Leisure, Ltd.	Australia	212,351	8,588
Bridgestone Corp.	Japan	127,300	4,896
Burberry Group PLC	United Kingdom	148,808	1,398
Cie Financiere Richemont SA	Switzerland	65,070	10,316
Compagnie Generale des Etablissements Michelin	France	161,586	6,561
Denso Corp.	Japan	489,400	7,285
Flutter Entertainment PLC *	United Kingdom	14,970	3,552
LVMH Moet Hennessy Louis Vuitton SE	France	25,308	19,437
NIKE, Inc. - Class B	United States	21,485	1,899
Sands China, Ltd. *	Macau	952,800	2,408
Techtronic Industries Co., Ltd.	Hong Kong	602,000	9,125
Whitbread PLC	United Kingdom	103,562	4,347
Yamaha Corp.	Japan	239,700	2,064
Yum China Holdings, Inc.	China	65,730	2,959
ZOZO, Inc.	Japan	87,400	3,176

Total			88,011

Consumer Staples (7.4%)
British American Tobacco PLC	United Kingdom	294,493	10,739
Diageo PLC	United Kingdom	335,150	11,694
Heineken NV	Netherlands	67,797	6,011
Kao Corp.	Japan	153,800	7,622
Kirin Holdings Co., Ltd.	Japan	341,700	5,207
Nestle SA	United States	189,494	19,098
Seven & i Holdings Co., Ltd.	Japan	535,300	8,016

Total			68,387

Energy (4.5%)
Eni SpA	Italy	501,206	7,669
Galp Energia SGPS SA	Portugal	524,863	9,855
Reliance Industries, Ltd.	India	135,267	4,774
TotalEnergies SE	France	221,239	14,340
Woodside Energy Group, Ltd.	Australia	266,552	4,620

Total			41,258

Financials (20.6%)
AIA Group, Ltd.	Hong Kong	939,600	8,309
Aon PLC	United States	37,565	12,997
Banco Bradesco SA, ADR	Brazil	2,320,912	6,174
Bank of Ireland Group PLC	Ireland	851,284	9,524
Barclays PLC	United Kingdom	3,742,887	11,264
Beazley PLC	United Kingdom	1,034,548	10,545
BNP Paribas SA	France	184,273	12,646
CaixaBank SA	Spain	1,409,486	8,402

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Euronext NV	Netherlands	116,338	12,628
HDFC Bank, Ltd.	India	382,730	7,922
Hiscox, Ltd.	United Kingdom	468,553	7,179
ING Groep NV	Netherlands	537,068	9,768
Julius Baer Group, Ltd.	Switzerland	193,228	11,642
London Stock Exchange Group PLC	United Kingdom	75,468	10,319
Mitsubishi UFJ Financial Group, Inc.	Japan	911,800	9,282
NatWest Group PLC	United Kingdom	2,821,194	13,034
UBS Group AG	Switzerland	222,087	6,857
Visa, Inc. - Class A	United States	40,686	11,187
Willis Towers Watson PLC	United States	16,085	4,737
Zurich Insurance Group AG	Switzerland	10,580	6,382

Total			190,798

Health Care (12.6%)
Chugai Pharmaceutical Co., Ltd.	Japan	150,200	7,264
ConvaTec Group PLC	United Kingdom	1,729,016	5,258
CSL, Ltd.	United States	49,903	9,899
Daiichi Sankyo Co., Ltd.	Japan	120,800	3,971
Merck KGaA	Germany	47,471	8,358
Novo Nordisk A/S - Class B	Denmark	235,029	27,986
Olympus Corp.	Japan	330,000	6,263
Qiagen NV *	United States	185,203	8,329
Roche Holding AG	United States	76,601	24,521
Sanofi	United States	87,186	10,045
Santen Pharmaceutical Co., Ltd.	Japan	134,200	1,622
Terumo Corp.	Japan	162,100	3,058

Total			116,574

Industrials (18.2%)
Cellnex Telecom SA	Spain	145,903	5,912
Daikin Industries, Ltd.	Japan	58,200	8,172
GEA Group AG	Germany	209,508	10,246
Hitachi, Ltd.	Japan	859,700	22,712
Legrand SA	France	96,501	11,128
Mitsubishi Electric Corp.	Japan	569,400	9,176
Mitsui & Co., Ltd.	Japan	348,200	7,754
MTU Aero Engines AG	Germany	31,983	9,969
Persol Holdings Co., Ltd.	Japan	1,090,400	1,955
RB Global, Inc.	Canada	70,351	5,662
Ryanair Holdings PLC	Italy	109,333	4,940
Schneider Electric SE	United States	128,241	33,928
Secom Co., Ltd.	Japan	22,000	813
SMC Corp.	Japan	20,200	8,989
Thales SA	France	35,779	5,683
Toyota Industries Corp.	Japan	83,400	6,438
Weir Group PLC	United Kingdom	190,769	5,528
Wolters Kluwer NV	Netherlands	54,588	9,201

Total			168,206

Research International Core Portfolio

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (9.9%)
Amadeus IT Group SA	Spain	126,410	9,124
ASML Holding NV	Netherlands	23,304	19,427
Cadence Design Systems, Inc. *	United States	24,216	6,563
Capgemini SE	France	19,212	4,162
Constellation Software, Inc.	Canada	3,768	12,259
Fujitsu, Ltd.	Japan	310,700	6,374
Nomura Research Institute, Ltd.	Japan	120,100	4,441
NXP Semiconductors NV	China	21,886	5,253
Renesas Electronics Corp.	Japan	483,000	7,048
Samsung Electronics Co., Ltd.	South Korea	119,758	5,676
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	364,189	11,118

Total			91,445

Materials (9.2%)
Akzo Nobel NV	Netherlands	89,733	6,329
Croda International PLC	United Kingdom	100,539	5,684
Glencore PLC *	Australia	1,833,312	10,498
Linde PLC	United States	60,543	28,871
Novozymes A/S - Class B	Denmark	82,282	5,925
Shin-Etsu Chemical Co., Ltd.	Japan	237,000	9,913
Sika AG	Switzerland	27,640	9,170
Symrise AG	Germany	65,030	8,991

Total			85,381

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (1.2%)
LEG Immobilien SE	Germany	106,189	11,074

Total			11,074

Utilities (2.7%)
APA Group	Australia	415,302	2,227
China Resources Gas Group, Ltd.	China	734,500	2,967
CLP Holdings, Ltd.	Hong Kong	360,500	3,179
E.ON SE	Germany	359,507	5,346
Iberdrola SA	Spain	737,415	11,409

Total			25,128

Total Common Stocks (Cost: $689,067)			911,133

Warrants (–%)
Information Technology (–%)
Constellation Software, Inc. *,Æ	Canada	5,207	–

Total			–

Total Warrants (Cost: $–)			–

Total Investments (98.5%) (Cost: $689,067)@			911,133

Other Assets, Less Liabilities (1.5%)			13,754

Net Assets (100.0%)			924,887

Investments by Country of Risk as a Percentage of Net Assets:
Japan	19.1%
United States	18.6%
United Kingdom	10.9%
France	8.0%
Netherlands	6.8%
Germany	5.9%
Other	29.2%

Total	98.5%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $689,067 and the net unrealized appreciation of investments based on that cost was $222,066 which is comprised of $243,587 aggregate gross unrealized appreciation and $21,521 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$8,410	$79,601	$—
Financials	35,095	155,703	—
Industrials	10,602	157,604	—
Information Technology	24,075	67,370	—
Materials	28,871	56,510	—
All Others	—	287,292	—
Warrants	—	—	—

Total Assets:	$107,053	$804,080	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2024.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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